Financial instruments and risk management	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Of Financial Assets And Financial Liabilities And Risk Management [Abstract]
Financial instruments and risk management	36. Financial instruments and risk management

Accounting policy
On initial recognition, a financial asset is classified as measured at either amortised cost, fair value through other comprehensive income, or fair value through profit or loss.
The Group initially recognises debt instruments issued and trade and other receivables, on the date these are originated. All other financial assets and financial liabilities are recognised initially when the Group becomes a party to the contractual provisions of the instrument.
The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding. This assessment is performed at an instrument level. Financial assets that are debt instruments with cash flows that are not
SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets that are debt instruments refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
The Group recognises an allowance for expected credit losses (ECLs) on all debt instruments not held at fair value through profit or loss to the extent applicable. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate.
ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
For trade and other receivables due in less than 12 months, the Group applies the simplified approach in calculating ECLs, as permitted by IFRS 9. The Group considers customers with balances 60 days past due an appropriate indicator of default. These balances are investigated to establish the probability that the funds will be received. The Group Legal Department determines whether to proceed with a collection process through external attorneys and where considered appropriate, a collection process is initiated to secure payment. Following this process, trade and other receivables are written off when there is no reasonable expectation of recovering the contractual cash flows. Impairment losses are recognised through profit or loss.
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of the ownership of the financial asset are transferred. The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expired.
Any interest in such transferred financial asset that is created or retained by the Group is recognised as a separate asset or liability. The particular recognition and measurement methods adopted are disclosed in the individual policy statements associated with each item.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid is recognised in profit or loss.

36.1 Accounting classifications and measurement of fair values
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
•Other receivables and other payables
Due to the methods applied in calculating the carrying values as described in note 22, the carrying values approximate fair value, except for the Marikana dividend obligation and the Keliber dividend obligation (see note 22. The fair value of the contingent consideration relating to the Kroondal acquisition has been derived from discounted cash flow models. These models use several key assumptions, including estimates of future production volumes, PGM basket prices, operating costs, capital expenditure and market related discount rate (see note 22). The fair value estimate is sensitive to changes in the key assumptions (see note 16.2). The extent of the fair value changes would depend on how inputs change in relation to each other.
•Trade and other receivables/payables, and cash and cash equivalents
The carrying amounts approximate fair values due to the short maturity and/or the method applied in calculating the carrying value of these instruments for financial instruments measured at amortised cost. The fair value for trade receivables measured at fair value through profit or loss (PGM concentrate sales and zinc provisional price sales) are determined based on ruling market prices, volatilities and interest rates.
•Environmental rehabilitation obligation funds
Environmental rehabilitation obligation funds comprise fixed income portfolio of bonds as well as fixed and notice deposits. The environmental rehabilitation obligation funds are stated at fair value based on the nature of the fund’s investments. The fair value of publicly traded instruments is based on quoted market values.
For the environmental rehabilitation obligation funds categorised as level two on the fair value hierarchy, the fixed income portfolio consists of instruments such as government bonds and inflation-linked bonds. Valuations are performed by the fund manager based on the composition of the portfolio, the relevant investment terms and through reference to market-related interest rates.
•Other investments
The fair values of listed investments are based on the quoted prices available from the relevant stock exchanges. The carrying amounts of other short-term investment products with short maturity dates approximate fair value. The fair values of non-listed investments are determined through valuation techniques that include inputs that are not based on observable market data. These inputs include price/book ratios as well as marketability and minority shareholding discounts which are impacted by the size of the shareholding. The level 3 balance consists primarily of an investment in Verkor, which is valued based on a recent share subscription price recently determined by market participants and since Verkor is a pre-revenue operation still in development, the subscription price is considered a reasonable approximation of fair value. The difference between other investments in the statement of financial position and note 20, relates to investments measured at amortised cost, with carrying amounts that approximate fair value.
•Asset held for sale
The fair value of the asset held for sale in 2021 was derived from the quoted Generation Mining Limited share price.
•Borrowings
The carrying value of variable interest rate borrowings approximates fair value as the interest rates charged are considered marked related. However, since there are also fixed interest rate borrowings, fair values are disclosed in note 28.
•Derivative financial instruments
The fair value of derivative financial instruments is estimated based on ruling market prices, volatilities and interest rates, and option pricing methodologies based on observable quoted inputs. All derivatives are carried on the statement of financial position at fair value. The fair value of the gold and palladium hedge is determined using a Monte Carlo simulation model based on market forward prices, volatilities and interest rates. The fair value of the zinc hedge is determined by calculating the delta of the relevant forward curves relating to the fixed and floating elements of the swaps, and discounting the result using a market-related discount rate.
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
•Level 1: unadjusted quoted prices in active markets for identical asset or liabilities
•Level 2: inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly
(derived from prices)
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs)
The following table sets out the Group’s significant financial instruments measured at fair value by level within the fair value hierarchy:

Figures in million - SA rand	2023			2022			2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental rehabilitation obligation funds	5,080	847	—	4,528	778	—	4,477	725	—
Trade receivables — PGM concentrate sales	—	3,407	—	—	3,564	—	—	3,794	—
Trade receivables — Zinc provisional price sales	—	108	—	—	—	—	—	—	—
Other investments	1,652	—	1,233	2,320	—	855	3,143	—	224
Asset held for sale	—	—	—	—	—	—	—	280	—
Palladium hedge contract	—	—	—	—	50	—	—	286	—
Financial liabilities measured at fair value
Derivative financial instrument	—	3,810	—	—	—	—	—	—	—
Gold hedge contracts	—	140	—	—	—	—	—	—	—
Zinc hedge contracts	—	33	—	—	—	—	—	—	—
Contingent consideration	—	—	1,570	—	—	—	—	—	—
The below table summarises the movement in financial assets and financial liabilities classified as level 3 in the table above:

Figures in million - SA rand	2023	2022	2021
Financial assets measured at fair value
Balance at beginning of the year	855	224	244
Fair value movement recognised in profit or loss	108	152	—
Fair value movement recognised in other comprehensive income	(59)	(8)	(29)
Additions	323	483	—
Foreign currency translation	6	4	9
Balance at end of the year	1,233	855	224

Financial liabilities measured at fair value
Initial recognition	1,433	—	—
Fair value movement recognised in profit or loss	137	—	—
Balance at end of the year	1,570	—	—
36.2 Risk management activities
Controlling and managing risk in the Group
In the normal course of its operations, the Group is exposed to market risks, including commodity price, foreign currency, interest rate, liquidity and credit risk associated with underlying assets, liabilities and anticipated transactions. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate the control and monitoring of these risks.
Sibanye-Stillwater has policies in areas such as counterparty exposure, hedging practices and prudential limits, which are approved by
Sibanye-Stillwater’s Board of Directors (the Board) on an annual basis, or more frequent if changes are required. Management of financial risk is centralised at Sibanye-Stillwater's treasury department (Treasury). Treasury manages financial risk in accordance with the policies and procedures established by the Board and executive committee.
The Board has approved dealing limits for money market, foreign exchange and commodity transactions, which Treasury is required to adhere to. Among other restrictions, these limits describe which instruments may be traded and demarcate open position limits for each category as well as indicating counterparty credit-related limits. The dealing exposure and limits are checked and controlled each day and any breaches of these limits and exposures are reported to the CFO.
The objective of Treasury is to manage all significant financial risks arising from the Group’s business activities in order to protect profit and cash flows. Treasury activities of Sibanye-Stillwater and its subsidiaries are guided by the Treasury Policy, the Treasury Framework as well as domestic and international financial market regulations. Treasury activities are currently performed within the Treasury Framework with appropriate resolutions from the Board, which are reviewed and approved annually by the Audit Committee.
The financial risk management objectives of the Group are defined as follows:
•Counterparty exposure: the objective is to only deal with a limited number of approved counterparts that are of a sound financial standing and who have an official credit rating. The Group is limited to a maximum investment of 2.5% of the financial institutions’
equity, which is dependent on the institutions’ credit rating. Credit ratings from reputable credit rating agencies are used for financial institutions.
•Liquidity risk management: the objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient management of cash and usage of credit facilities.
•Funding risk management: the objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.
•Currency risk management: the objective is to maximise the Group’s profits by minimising currency fluctuations.
•Commodity price risk management: commodity risk management takes place within limits and with counterparts as approved in the
Treasury Framework.
•Interest rate risk management: the objective is to identify opportunities to prudently manage interest rate exposures.
•Investment risk management: the objective is to achieve optimal returns on surplus funds.
Credit risk
Credit risk represents risk that an entity will suffer a financial loss due to the other party of a financial instrument not discharging its obligations.
The Group manages its exposure to credit risk by dealing with a limited number of approved counterparties. The Group approves these counterparties according to its risk management policy and ensures that they are of good credit quality.
The carrying value of the financial assets represents the combined maximum credit risk exposure of the Group. Concentration of credit risk on cash and cash equivalents and non-current assets is considered minimal due to the above mentioned investment risk management and counterparty exposure risk management policies (see notes 21, 22, 24 and 25).
The credit risk exposure on the Group’s financial assets is further expressed through the credit ratings of the Group's counterparties (source –
Fitch ratings, S&P Global and Global Credit Ratings):
•Cash and cash equivalents: the Group's cash and cash equivalents are held with a small number of financial institutions and banks which are rated between A- and AA+. The high credit ratings support a low probability of default and indicates that the Group's exposure to credit risk is minimal
•Environmental rehabilitation funds: these funds are invested with financial institutions and banks that are rated between A and AA+ and therefore do not expose the Group to material credit risk
•Trade receivables: the Group's trade and other receivables consist largely of gold, PGM, chrome, silver, cobalt, nickel and zinc metals sales. The Group's exposure to credit risk on these sales is limited due to payment terms of the agreements as well as dealings with a small number of reputable customers. External credit ratings on these customers range between BBB- and A+, therefore exposure to credit risk is minimal. The risk of default on other receivables is low due to the Group's approval process followed when entering into these transactions.
There has been no significant increase in credit risk on the Group's financial assets since initial recognition.
Liquidity risk
In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximise returns whilst ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.
Uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal and contingency funding requirements (see note 28.8, 22.2 and 33).
The following are contractually due, undiscounted cash flows resulting from maturities of financial liabilities including interest payments:

Figures in million – SA rand	Total	Within one year	Between one and two years	Between two and three years	Between three and five years	After five years
31 December 2023
Other payables	12,757	2,203	188	277	477	9,612
Trade and other payables	11,678	11,678	—	—	—	—
Borrowings
- Capital
R5.5 billion RCF	4,000	4,000	—	—	—	—
US$ Convertible Bond	9,285	9,285	—	—	—	—
2026 and 2029 Notes	22,284	—	—	12,535	—	9,749
Burnstone Debt	145	—	—	—	145	—
Other borrowings	40	11	5	5	10	9
Franco-Nevada liability	3	3	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	17,328	1,339	941	876	1,049	13,123
Total	77,524	28,523	1,134	13,693	1,681	32,493
31 December 2022
Other payables	11,201	4,050	201	467	986	5,497
Trade and other payables	10,893	10,893	—	—	—	—
Borrowings
- Capital
2026 and 2029 Notes	20,436	—	—	—	11,495	8,941
Burnstone Debt	132	—	25	107	—	—
Other borrowings	41	9	7	4	8	13
Franco-Nevada liability	2	2	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	13,412	862	865	868	1,344	9,473
Total	56,121	15,820	1,098	1,446	13,833	23,924
31 December 2021
Other payables	12,661	4,915	3,062	441	557	3,686
Trade and other payables	10,443	10,443	—	—	—	—
Borrowings
- Capital
2026 and 2029 Notes	19,129	—	—	—	10,760	8,369
Burnstone Debt	1,158	—	—	—	—	1,158
Franco-Nevada liability	2	2	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	9,341	807	807	807	1,561	5,359
Total	52,738	16,171	3,869	1,248	12,878	18,572
Working capital and going concern assessment
For the year ended 31 December 2023, the Group realised a loss of R37,430 million (2022: profit of R18,980 million and 2021: R33,796 million).
As at 31 December 2023, the Group’s current assets exceeded its current liabilities by R25,415 million (2022: R40,545 million and 2021:
R44,290 million) and the Group’s total assets exceeded its total liabilities by R51,607 million (2022: R91,004 million and 2021: R81,345 million).
During the year ended 31 December 2023 the Group generated net cash from operating activities of R7,095 million (2022: R15,543 million and 2021: R32,256 million).
The Group has committed undrawn debt facilities of R20,755 million at 31 December 2023 (2022: R16,403 million and 2021: R15,749 million)
and cash balances of R25,560 million (2022: R26,076 million and 2021: R30,292 million). The Group concluded the refinancing of its
US$600 million RCF to a US$1 billion RCF during 2023, and the most immediate debt maturity is the R5.5 billion RCF maturing in November
2024. During November 2023, the Group launched an offering of US$500 million senior, unsecured, guaranteed convertible bonds, due in
November 2028, which will be applied to the advancement of the Group's growth strategy including the funding of future acquisitions, whilst preserving the current balance sheet for funding existing operations and projects through a lower commodity price environment. The bonds, subject to approval by a general meeting of Sibanye-Stillwater shareholders, will be convertible into existing or new ordinary shares.
Until such approval is obtained, holders of the bonds will, on conversion, receive a cash amount equal to the value of the underlying ordinary shares, and therefore at 31 December 2023 the Convertible Bond and associated derivative financial instrument are classified as repayable within twelve months. Sibanye-Stillwater’s leverage ratio (net debt/(cash) to adjusted EBITDA) as at 31 December 2023 was
0.58:1 (2022 was (0.14):1 and 2021 was (0.17):1) and its interest coverage ratio (adjusted EBITDA to net finance charges/(income)) was 66:1
(2022 was 93:1 and 2021 was (5,281):1). Both considerably better than the maximum permitted leverage ratio of at most 2.5:1 and minimum required interest coverage ratio of 4.0:1, calculated on a quarterly basis, required under the US$1 billion RCF and the R5.5 billion RCF. At the date of approving these consolidated financial statements there were no significant events which had a significant negative impact on the Group’s strong liquidity position.
Notwithstanding the strong liquidity position and financial outlook, events such as a further decline or prolonged low commodity market, shaft incidents, natural disaster events and other operational related incidents could impose restrictions on all or some of our operations.
Events such as these could negatively impact the production outlook and deteriorate the Group’s forecasted liquidity position, which may require the Group to further increase operational flexibility by adjusting mine plans and reducing capital expenditure. This is encouraged by a disciplined application of the Group's Capital allocation framework, which is essential to operational excellence and long-term value creation. This enables the Group to adhere to sound financial decision-making structures and mechanisms to manage costs and ensure long-term sustainability. The Group could also, if necessary, consider options to increase funding flexibility which may include, amongst others, additional loan facilities or debt capital market issuances, streaming facilities, prepayment facilities or, if other options are not deemed preferable or achievable by the Board, an equity capital raise. The Group could also, with lender approval, request covenant amendments or restructure facilities as appropriate. During past adversity management has successfully implemented similar actions.
Management believes that the cash on hand, the committed unutilised debt facilities, additional funding opportunities and if required, delaying development expenditure will enable the Group to continue to meet its obligations as they fall due for a period of at least eighteen months after the reporting date. The consolidated financial statements for the year ended 31 December 2023, therefore, have been prepared on a going concern basis.
Market risk
The Group is exposed to market risks, including foreign currency, commodity price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. The Group is also exposed to changes in share prices in respect of listed investments (see note 20).
Following periodic evaluation of these exposures, the Group may enter into derivative financial instruments to manage some of these exposures.
The effects of reasonable possible changes of relevant risk variables on profit or loss or shareholders’ equity are determined by relating the reasonable possible change in the risk variable to the balance of financial instruments at period end date.
The amounts generated from the sensitivity analyses are forward-looking estimates of market risks assuming certain adverse or favourable market conditions occur. Actual results in the future may differ materially from those projected results and therefore should not be considered a projection of likely future events and gains/losses.
Foreign currency risk
Sibanye-Stillwater’s operations are located in South Africa, US, Zimbabwe, Finland, France and Australia. The Group's revenues are sensitive to changes in the US dollar gold and PGM price and the SA rand/US dollar and to a lesser extent Euro/US dollar and AUD/US dollar exchange rates (the exchange rates). Depreciation of the SA rand against the US dollar results in Sibanye-Stillwater’s revenues and operating margin increasing. Conversely, should the rand appreciate against the US dollar, revenues and operating margins would decrease. The impact on profitability of any change in the exchange rate can be substantial. Furthermore, the exchange rates obtained when converting US dollars to rand are set by foreign exchange markets over which Sibanye-Stillwater has no control. The relationship between currencies and commodities, which includes the gold price, is complex and changes in exchange rates can influence commodity prices and vice versa.
In the ordinary course of business, the Group enters into transactions, such as gold, PGM and other metal sales, denominated in foreign currencies, primarily US dollar. Although this exposes the Group to transaction and translation exposure from fluctuations in foreign currency exchange rates, the Group does not generally hedge this exposure, although it could be considered for significant expenditures based in foreign currency or those items which have long lead times to produce or deliver. Also, the Group on occasion undertakes currency hedging to take advantage of favourable short-term fluctuations in exchange rates when management believes exchange rates are at unsustainably high levels.
Currency risk also exists on account of financial instruments being denominated in a currency that is not the functional currency and being of a monetary nature. This includes but is not limited to US$1 billion RCF, to the extent drawn (see note 28.2), Burnstone Debt (see note 28.6)
and the Franco-Nevada liability.
For additional disclosures, see notes 3 and 28.
Foreign currency economic hedging exposure
During 2023, 2022 and 2021 a number of intra month (i.e. up to 21 days) forward exchange rate contracts were executed to hedge a known currency inflow.
At 31 December 2023, the Group had no outstanding foreign currency contract positions.
Commodity price risk
The market price of commodities has a significant effect on the results of operations of the Group and the ability of the Group to pay dividends and undertake capital expenditures. The gold and PGM basket prices, nickel, zinc and copper prices have historically fluctuated widely and are affected by numerous industry factors over which the Group does not have any control (see note 24). The aggregate effect of these factors on the gold and PGM basket prices, nickel, zinc and copper prices, all of which are beyond the control of the
Group, is difficult for the Group to predict.
Commodity price hedging policy
As a general rule, the Group does not enter into forward sales, derivatives or other hedging arrangements to establish a price in advance for future gold, PGM, nickel and zinc production. Commodity hedging are considered under the following circumstances: to protect cash flows at times of significant capital expenditure, financing projects or to safeguard the viability of higher cost operations.
To the extent that it enters into commodity hedging arrangements, the Group seeks to use different counterparty banks consisting of local and international banks to spread risk. None of the counterparties is affiliated with, or related to parties of the Group.
Commodity price hedging exposure
At 31 December 2023, Sibanye-Stillwater had the following commodity price hedges outstanding:
•gold for a total of 64,300oz gold at a floor price of US$34,214/oz and capped price of US$46,050/oz, which commenced in May 2023 and matures in May 2024
•gold for a total of 120,000oz gold at a floor price of 34,214/oz and capped price of 43,545/oz, which commenced in November 2023 and matures in December 2024
•gold for a total of 240,000oz gold at a floor price of 34,214/oz and capped price of 43,800/oz, which commenced in November 2023 and matures in December 2024
•zinc for a total of 15,000t zinc at a fixed monthly price of A$3,717/t, which commenced in July 2021 and matures in June 2024
•nickel for a total of 60t nickel at US$16,980/t, which commenced in November 2023 and matured in January 2024
•nickel for a total of 220t nickel at US$16,389/t, which commenced in December 2023 and matured in January 2024
•nickel for a total of 80t nickel at US$16,389/t, which commenced in December 2023 and matured in February 2024
Commodity price contract position
As of 31 December 2023, Sibanye-Stillwater had no outstanding commodity forward sale contracts for mined production.
Interest rate risk
The Group’s income and operating cash flows are impacted by changes in market interest rates. The Group’s interest rate risk arises from long-term borrowings.
For additional disclosures, see note 28.8.